Xtrackers Net Zero Pathway Paris Aligned US Equity ETF Annual Fund Operating Expenses - Xtrackers Net Zero Pathway Paris Aligned US Equity ETF - Xtrackers Net Zero Pathway Paris Aligned US Equity ETF	Aug. 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.10%